Consolidated And Combined Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	APIC [Member]	Net Parent Investment [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 1,118,947				$ 1,118,947
Net income	83,568				83,568
Net transfers to/between former parent	(98,064)				(98,064)
Balance at Dec. 31, 2012	1,104,451				1,104,451
Net income	235,033				127,457	$ 107,576
Dividend paid to former parent	(650,000)				(650,000)
Net transfers to/between former parent	(36,062)				(36,062)
Issuance of stock at the separation and distribution		$ 467		$ (467)
Issuance of stock at the separation and distribution, shares		46,743,316
Reclassification of net parent investment to APIC				545,846	$ (545,846)
Issuance of common stock, shares		317
Share-based compensation expense	2,914			2,914
Balance at Dec. 31, 2013	$ 656,336	$ 467		548,293		107,576
Balance, shares at Dec. 31, 2013	46,743,633	46,743,633
Net income	$ 243,863					243,863
Purchase of treasury stock	(51,348)		$ (51,348)
Issuance of common stock	1	$ 1
Issuance of common stock, shares		23,531
Issuance of treasury stock			275	(275)
Shares withheld to satisfy tax withholdings	(582)			(582)
Share-based compensation expense	10,435			10,435
Balance at Dec. 31, 2014	$ 858,705	$ 468	$ (51,073)	$ 557,871		$ 351,439
Balance, shares at Dec. 31, 2014	46,767,164	46,767,164